ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 3.1%
Common Stocks 3.1%
AMP (1)	526,400	3,273
Brambles Industries (1)	260,000	2,002
Goodman Fielder (2)	1,188,200	1,856
Macquarie Infrastructure, Equity Units	1,060,400	2,894
Rio Tinto (1)	57,000	3,220
Transurban Group	479,200	2,314
Total Australia (Cost $14,417)		15,559

AUSTRIA 3.2%
Common Stocks 3.2%
Erste Bank der Oesterreich Sparkasse	157,490	9,302
Telekom Austria	180,300	4,256
Wiener Staedtische Allegemeine Versicherung	44,000	2,724
Total Austria (Cost $14,981)		16,282

BELGIUM 1.4%
Common Stocks 1.4%
SES Global FDR GDR	366,600	5,847
UCB	22,650	1,116
Total Belgium (Cost $6,551)		6,963

BRAZIL 2.6%
Common Stocks 2.6%
Companhia Vale do Rio Doce ADR (USD) (1)	70,800	3,061
Petroleo Brasileiro ADR (USD) (1)	98,420	7,859
Tele Norte Leste ADR (USD) (1)	125,700	2,096
Total Brazil (Cost $5,583)		13,016

CANADA 0.4%
Common Stocks 0.4%
Telus (Non-voting shares) (USD)	55,700	2,156
Total Canada (Cost $1,532)		2,156
DENMARK 0.8%
Common Stocks 0.8%
Novo Nordisk, Series B	68,055	4,240
Total Denmark (Cost $2,465)		4,240
EGYPT 0.3%
Common Stocks 0.3%
MobiNil-Egyptian	57,660	1,654
Total Egypt (Cost $1,986)		1,654
FINLAND 1.0%
Common Stocks 1.0%
Nokia (1)	249,278	5,168
Total Finland (Cost $1,181)		5,168
FRANCE 7.2%
Common Stocks 7.2%
AXA (1)	120,625	4,240
Electricite de France (2)	64,920	3,688
LVMH	77,199	7,581
Pernod-Ricard	19,370	3,717
Societe Generale	39,098	5,889
Television Francaise	100,140	3,039
Total	32,235	8,518
Total France (Cost $21,890)		36,672

GERMANY 4.2%
Common Stocks 3.4%
Allianz	30,193	5,049
Commerzbank	181,000	7,224
Hypo Real Estate Holding	73,960	5,078
		17,351
Preferred Stocks 0.8%
ProSieben Sat Media	158,400	4,130
		4,130
Total Germany (Cost $14,148)		21,481

GREECE 3.3%
Common Stocks 3.3%
Cosmote Mobile Communication	64,997	1,507
Hellenic Telecommunications (2)	235,320	5,256
National Bank of Greece	121,110	5,704
OPAP	113,400	4,341
Total Greece (Cost $12,996)		16,808

HONG KONG 0.7%
Common Stocks 0.7%
Esprit Holdings	214,500	1,669
Johnson Electric	2,108,500	1,970
Total Hong Kong (Cost $3,240)		3,639

INDIA 1.1%
Common Stocks 1.1%
Bharti Televentures (2)	249,000	2,334
I-Flex Solutions	102,200	3,036
Total India (Cost $3,313)		5,370

IRELAND 1.4%

Common Stocks 1.4%
Anglo Irish Bank	321,900	5,314
CRH	48,400	1,696
Total Ireland (Cost $5,409)		7,010

ITALY 7.7%

Common Stocks 7.7%
Banca Intesa S.p.A.	767,100	4,348
Capitalia	757,400	6,307
Eni S.p.A.	171,901	4,899
Mediaset	210,677	2,486
Mediobanca (1)	133,100	2,860
Mediolanum (1)	595,190	4,728
Toro Assicurazioni	176,900	3,790
UniCredito Italiano	1,368,630	9,909
Total Italy (Cost $30,365)		39,327

JAPAN 26.4%

Common Stocks 26.4%
AIFUL	71,200	4,721
Astellas Pharma	62,000	2,359
Benesse	7,000	250
Canon	33,800	2,241
Credit Saison	61,900	3,430
Dai Nippon Printing	141,000	2,556
Fanuc	35,000	3,375
Honda (1)	38,400	2,383
HOYA	94,700	3,828
Ibiden	57,400	2,907
JSR (1)	74,600	2,222
Keyence (1)	18,370	4,784
Leopalace21	89,300	3,359
Marui	271,000	5,363

Mitsubishi Corporation	218,300	4,979
Mitsubishi Estate	112,000	2,659
Mitsubishi UFJ Financial	420	6,434
Mitsui Fudosan	289,000	6,653
Mitsui Trust Holdings (1)	324,000	4,746
Nidec (1)	32,700	2,688
Nitto Denko (1)	35,000	2,976
ORIX	19,860	6,195
Rakuten	6,253	5,694
Resona Holdings (1)(2)	1,194	4,116
Secom	80,500	4,124
Sega Sammy Holdings	102,100	4,154
Seven & I	89,900	3,566
Shin-Etsu Chemical	71,500	3,889
SMC	13,600	2,123
Sony (1)	95,400	4,425
Sumitomo Mitsui Financial	917	10,146
T&D Holdings	36,750	2,878
Toyota Motor	103,900	5,686
USHIO (1)	97,600	2,330
USS	460	31
Total Japan (Cost $86,919)		134,270

MEXICO 2.1%

Common Stocks 2.1%
America Movil ADR, Series L (USD)	132,300	4,533
GEO, Series B (2)	191,400	729
Grupo Financiero Banorte	949,500	2,256
Grupo Televisa ADR (USD)	94,000	1,871
Wal-Mart de Mexico, Series V (2)	520,852	1,376
Total Mexico (Cost $4,207)		10,765

NETHERLANDS 1.0%
Common Stocks 1.0%
Koninklijke Numico (2)	112,315	4,977
Total Netherlands (Cost $3,076)		4,977

SINGAPORE 0.8%
Common Stocks 0.8%
Starhub	1,442,000	1,937
Venture	238,000	1,885
Total Singapore (Cost $3,854)		3,822

SOUTH AFRICA 1.1%
Common Stocks 1.1%
ABSA Group	134,000	2,526
Naspers (N shares)	159,600	3,254
Total South Africa (Cost $3,968)		5,780

SOUTH KOREA 2.2%
Common Stocks 2.2%
Hyundai	33,750	2,838
Kookmin Bank	36,240	3,129
Samsung Electronics	8,436	5,470
Total South Korea (Cost $5,952)		11,437

SPAIN 2.6%
Common Stocks 2.6%
Antena 3 Television (1)	125,700	3,248
Cia Distrib Integral Logista	65,400	3,692
Cintra Concesiones De Infraestructure	35,200	458
Enagas (1)	226,700	4,499
Indra Sistemas	65,400	1,332

Total Spain (Cost $11,585)		13,229

SWITZERLAND 8.6%
Common Stocks 8.6%
Credit Suisse Group	62,700	3,521
Julius Baer (1)	41,900	3,792
Nestle (1)	14,195	4,217
Nobel Biocare	17,616	3,925
Novartis	167,250	9,309
Roche Holding (1)	18,825	2,805
Swiss Life Holding (2)	27,700	5,805
UBS (1)	96,022	10,556
Total Switzerland (Cost $29,291)		43,930

TAIWAN 0.4%
Common Stocks 0.4%
Hon Hai Precision	315,000	1,951
Total Taiwan (Cost $1,938)		1,951

TURKEY 0.9%
Common Stocks 0.9%
Turkiye Garanti Bankasi	640,375	2,384
Turkiye Is Bankasi	246,700	2,057
Total Turkey (Cost $2,234)		4,441

UNITED KINGDOM 11.9%
Common Stocks 11.9%
AMVESCAP	564,300	5,270
Aviva	243,300	3,383
BP	422,330	4,855
Capita Group	602,800	4,818
Carnival	33,485	1,648
Friends Provident	1,074,040	3,895

GlaxoSmithKline	314,974	8,245
Johnson Matthey	232,900	5,655
Next	112,300	3,223
Reckitt Benckiser	95,982	3,382
Royal Dutch Shell, Series B	218,003	7,098
Signet Group	1,203,800	2,293
Vodafone	3,341,624	7,003
Total United Kingdom (Cost $49,994)		60,768
UNITED STATES 0.5%
Common Stocks 0.5%
Carnival	48,100	2,278
Total United States (Cost $2,424)		2,278
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 4.71% (3)(4)	12,865,684	12,866
Total Short-Term Investments (Cost $12,866)		12,866
SECURITIES LENDING COLLATERAL 11.7%
Money Market Pooled Account 11.7%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.741% (3)	59,348,620	59,349
Total Securities Lending Collateral (Cost $59,349)		59,349

Total Investments in Securities
111.1% of Net Assets (Cost $417,714)		$565,208

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
FDR	Fiduciary Depository Receipts
GDR	Global Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $56,536,000; aggregate collateral consisted of $59,349,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $417,714,000. Net unrealized gain aggregated $147,490,000 at period-end, of which $150,789,000 related to appreciated investments and $3,299,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $95,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $12,866,000 and $7,901,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006